Description of Organization and Business Operations - Additional Information (Detail) - USD ($)					3 Months Ended					9 Months Ended	12 Months Ended
	Sep. 07, 2023	Mar. 03, 2023	Mar. 05, 2021	Mar. 04, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Mar. 05, 2022	Dec. 31, 2020
Company, incorporation date										Dec. 22, 2020	Dec. 22, 2020
Stock issued during period, value				$ 300,000,000
Proceeds from issuance of warrants											$ 0	$ 9,189,015
Payment to acquire restricted investments										$ 9,450,720	9,450,720
Transaction cost					$ 17,501,346					17,501,346	17,501,346
Assets held in the trust account					309,450,720					309,450,720	309,450,720
Deferred underwriting fee payable					10,830,775					10,830,775	10,830,775
Other offering costs payable					$ 481,557					$ 481,557	$ 481,557
Percentage of asset held in trust account					80.00%					80.00%	80.00%
Number of days related to payment to acquire restricted investment										2 days	2 days
Net tangible assets required for consummation of business combination					$ 5,000,001					$ 5,000,001	$ 5,000,001
Number of days for consummation of business combination										10 days	10 days
Dissolution expenses										$ 100,000	$ 100,000
Cash underwriting fess Net of reimbursement				6,189,014
Cash					60,847					60,847	212,608	861,474
Working capital					7,651,046					7,651,046	5,165,295
Promissory note – related party					575,000					$ 575,000
Minimum net worth required for compliance	$ 5,000,001
Temporary Equity Accretion To Redemption Value					$ 573,581	$ 519,310	$ 2,775,554	$ 1,396,729	$ 448,071		$ 4,462,497	$ 27,136,138
Lock Up Agreement [Member]
Share price	$ 18
Lock in period of shares	12 months
Share transfer restriction, threshold trading days	20 days
Number of consecutive trading days for share price determination	30 days
Number of days post closing based on which lock in period is determined	90 days
Definitive Agreement of Initial Business Combination [Member]
Business combination, percentage of voting interest acquired					50.00%					50.00%	50.00%
Common Stock [Member]
Temporary equity redemption price per share					$ 10					$ 10	$ 10
Restricted percentage of redemption										15.00%	15.00%
Percentage of redemption										100.00%	100.00%
Share price					10					$ 10	$ 10
Maximum [Member]
U.S. government securities, maturity terms										185 days	185 days
Minimum [Member]
U.S. government securities, maturity terms										0 days	0 days
Sponsor [Member]
Share price					$ 12					$ 12	$ 12
Promissory note – related party					$ 575,000					$ 575,000	$ 0
Sponsor [Member] | Working Capital Loan [Member]
Promissory note – related party					$ 0					$ 0	$ 0
Sponsor [Member] | Maximum [Member]
Share transfer restriction, threshold trading days										30 days	30 days
Sponsor [Member] | Minimum [Member]
Number of consecutive trading days for share price determination										20 days	20 days
Glory Merger Subsidiary Corp [Member]
Company, incorporation date										Jul. 22, 2022	Jul. 22, 2022
Common Class A [Member]
Temporary equity redemption price per share		$ 10.21			$ 0.03					$ 0.03
Common stock par value	$ 0.0001				$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding					0					0	0	0
Temporary Equity Accretion To Redemption Value										$ 3,868,445	$ 4,462,497	$ 27,136,138
Common stock conversion basis	one (1) share of common stock
Common Class A [Member] | DHC Acquisition Corp [Member]
Temporary equity redemption price per share		$ 10.21
Stock issued during period, stock options exercised		26,298,498
Temporary Equity Accretion To Redemption Value		$ 268,585,000
Common Class A [Member] | Subsequent Event [Member]
Temporary equity redemption price per share		$ 10.25
Stock issued during period, stock options exercised		26,298,498
Temporary Equity Accretion To Redemption Value		$ 269,473,000
Common Class A [Member] | Common Stock [Member]
Temporary Equity Accretion To Redemption Value		$ 268,585,000
Common Class A [Member] | Private Placement Warrants [Member]
Share price					$ 18					$ 18	$ 18
Common Class B [Member]
Common stock par value	$ 0.0001				$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding					7,736,268					7,736,268	7,736,268	7,736,268			8,625,000
Common stock conversion basis										one-for-one basis	one-for-one basis
Non-Redeemable Common Class A [Member]
Common stock par value	$ 0.0001
Common stock shares outstanding		400,000											400,000
Non-Redeemable Common Class A [Member] | Subsequent Event [Member]
Common stock shares outstanding		400,000
Non-Redeemable Common Class A [Member] | Sponsor [Member]
Number of shares agreed to transfer		150,000
Non-Redeemable Common Class A [Member] | Sponsor [Member] | Subsequent Event [Member]
Number of shares agreed to transfer		150,000
New BEN Common Stock [Member] | Common Stock [Member]
Common stock conversion basis	one (1) share of New BEN Common Stock
IPO [Member]
Proceeds from issuance of warrants												$ 10,211,874
Share price					$ 10					$ 10	$ 10
IPO [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Class of warrant or rights issued during period										6,000,000	6,000,000
Class of warrant or rights issued during period, price per warrant or right					$ 1.5					$ 1.5	$ 1.5
Proceeds from issuance of warrants										$ 9,000,000	$ 9,000,000
Proceeds from sale of equity				$ 300,000,000
Proceeds from sale of equity, per unit				$ 10
IPO [Member] | Common Class A [Member]
Stock issued during period shares new issues				30,000,000
Shares issue price				$ 10
Stock issued during period				30,000,000
Over-Allotment Option [Member]
Stock issued during period shares new issues			945,072							4,500,000	4,500,000
Stock issued during period			945,072							4,500,000	4,500,000
Over-Allotment Option [Member] | Underwriters [Member] | Partial Exercise Of Over Allotment Option [Member]
Stock issued during period shares new issues			945,072
Stock issued during period, value			$ 9,450,720
Class of warrant or rights issued during period			126,010
Class of warrant or rights issued during period, price per warrant or right			$ 1.5											$ 1.5
Proceeds from issuance of warrants			$ 189,015
Stock issued during period			945,072
Over-Allotment Option [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Class of warrant or rights issued during period			126,010
Over-Allotment Option [Member] | Common Class A [Member]
Stock issued during period shares new issues				30,000,000
Shares issue price				$ 10
Stock issued during period, value			$ 9,450,720
Stock issued during period				30,000,000